ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Convertible Notes Payable [Member]
Liabilities:
Convertible notes payable	$ 19,198,000	$ 8,883,000
Cash [Member]
Assets:
Cash	271,000	133,000
Fair Value, Inputs, Level 1 [Member] | Convertible Notes Payable [Member]
Liabilities:
Convertible notes payable	0	0
Fair Value, Inputs, Level 1 [Member] | Cash [Member]
Assets:
Cash	271,000	133,000
Fair Value, Inputs, Level 2 [Member] | Convertible Notes Payable [Member]
Liabilities:
Convertible notes payable	10,595,533	5,867,753
Fair Value, Inputs, Level 2 [Member] | Cash [Member]
Assets:
Cash	0	0
Fair Value, Inputs, Level 3 [Member] | Convertible Notes Payable [Member]
Liabilities:
Convertible notes payable	0	0
Fair Value, Inputs, Level 3 [Member] | Cash [Member]
Assets:
Cash	$ 0	$ 0